PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

5.PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	At December 31,
	2013	2014
	$	$

Buildings	193,651,543	214,327,475
Plant and machinery	895,418,208	991,407,500
Solar energy projects	51,681,954	324,703,525
Motor vehicles	3,459,925	3,753,834
Electronic equipment, furniture and fixtures	104,751,785	111,238,698
	1,248,963,415	1,645,431,032
Less: Accumulated depreciation	(413,829,203)	(517,481,282)
	835,134,212	1,127,949,750
Construction in progress	54,618,397	125,592,941
Property, plant and equipment, net	889,752,609	1,253,542,691

Depreciation of property, plant and equipment was $110,221,637, $115,964,302 and $107,185,306 for the years ended December 31, 2012, 2013  and 2014, respectively.

As of December 31, 2013 and 2014, solar energy projects under construction that the Company expects to operate upon completion of construction totalled $262,682 and $66,733,408, respectively, which are recorded in construction in progress. The remaining balance of construction in progress primarily represents the construction of new plants that include several new production line and machinery under installation. As of December 31, 2013 and 2014, accumulated depreciation for the solar energy projects was $3,795,997 and $5,959,559, respectively.

As of December 31, 2013 and 2014, the Company has pledged property, plant and equipment with a total carrying amount of $490,979,601 and $563,550,148, respectively, to secure bank borrowings (see Note 10)